Property, Equipment and Software, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Equipment and Software
Total cost	$ 17,053	$ 11,982
Less: Accumulated depreciation and amortization	(10,434)	(9,393)
Total property, equipment and software, net	6,619	2,589
Depreciation expense	1,596	2,449	$ 3,443
Leasehold improvements
Property, Equipment and Software
Total cost	3,641	3,568
Computers and electronic equipment
Property, Equipment and Software
Total cost	7,830	7,273
Office equipment
Property, Equipment and Software
Total cost	399	307
Software
Property, Equipment and Software
Total cost	998	$ 834
Construction in progress
Property, Equipment and Software
Total cost	$ 4,185